Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	448,060,823.08	24,189
Yield Supplement Overcollateralization Amount 02/28/26	24,085,403.14	0
Receivables Balance 02/28/26	472,146,226.22	24,189
Principal Payments	24,096,512.93	588
Defaulted Receivables	743,879.01	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	22,285,041.90	0
Pool Balance at 03/31/26	425,020,792.38	23,574

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.29%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	8,374,775.12	315
Past Due 61-90 days	2,389,792.11	83
Past Due 91-120 days	690,748.90	28
Past Due 121+ days	0.00	0
Total	11,455,316.13	426

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	746,066.62
Aggregate Net Losses/(Gains) - March 2026	(2,187.61)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.01%
Prior Net Losses/(Gains) Ratio	1.22%
Second Prior Net Losses/(Gains) Ratio	1.13%
Third Prior Net Losses/(Gains) Ratio	0.66%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	6,145,476.31
Actual Overcollateralization	6,145,476.31
Weighted Average Contract Rate	6.66%
Weighted Average Contract Rate, Yield Adjusted	10.23%
Weighted Average Remaining Term	37.91

Flow of Funds	$ Amount
Collections	27,387,547.98
Investment Earnings on Cash Accounts	11,509.26
Servicing Fee	(393,455.19)
Transfer to Collection Account	-
Available Funds	27,005,602.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,564,286.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,894,554.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,145,476.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,163,297.28

Total Distributions of Available Funds	27,005,602.05

Servicing Fee	393,455.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	441,915,346.77
Principal Paid	23,040,030.70
Note Balance @ 04/15/26	418,875,316.07

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2b
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-3
Note Balance @ 03/16/26	298,715,346.77
Principal Paid	23,040,030.70
Note Balance @ 04/15/26	275,675,316.07
Note Factor @ 04/15/26	63.4816276%

Class A-4
Note Balance @ 03/16/26	87,890,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	87,890,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	36,870,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	36,870,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	18,440,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	18,440,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,802,274.07
Total Principal Paid	23,040,030.70
Total Paid	24,842,304.77

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.67223%
Coupon	4.01223%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	1,209,797.15
Principal Paid	23,040,030.70
Total Paid to A-3 Holders	24,249,827.85

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4700201
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7925407
Total Distribution Amount	20.2625608

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.7858821
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.0558437
Total A-3 Distribution Amount	55.8417258

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	733.27
Noteholders' Principal Distributable Amount	266.73

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	3,072,738.16
Investment Earnings	9,132.28
Investment Earnings Paid	(9,132.28)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16